14. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities Of The Concession [abstract]
CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES
14.	CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES
Concession financial assets	2020	2019 (Restated)	01/01/2019 (Restated)
Concession financial assets related to the infrastructure
Energy distribution concession (14.1)	530	460	396
Gas distribution concession (14.1)	29	24	—
Indemnifiable receivable – Generation (14.2)	816	816	816
Concession grant fee – Generation concessions (14.3)	2,549	2,468	2,409
	3,924	3,768	3,621
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	133	882	1,081
Total	4,058	4,650	4,702

Current assets	258	891	890
Non-current assets	3,799	3,759	3,812
Concession sector liabilities	2020	2019
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	231	—
Total	231	—

Current liabilities	231	—
Non-current liabilities	—	—

The changes in concession financial assets related to infrastructure are as follows:

	Transmission	Generation	Distribution	Gas	Total
Balances at January 1st 2018 (Restated)	—	4,238	371	—	4,609
Amounts received	—	(1,389)	—	—	(1,389)
Transfers from PP&E	—	—	27	—	27
Others transfers	—	(1)	(1)	—	(2)
Monetary updating	—	377	—	—	377
Disposals	—	—	(1)	—	(1)
Balances at January 1, 2019 (Restated)	—	3,225	396	—	3,621
Amounts received	—	(259)	—	—	(259)
Transfers from contract assets	—	—	48	—	48
Transfers from (to) intangible assets	—	—	(1)	24	23
Monetary updating	—	318	18	—	336
Disposals	—	—	(1)	—	(1)
Balances at December 31, 2019 (Restated)	—	3,284	460	24	3,768
Amounts received	—	(266)	—	—	(266)
Transfers from contract assets	—		60		60
Transfers from (to) intangible assets	—		(5)		(5)
Monetary updating	—	347	15	5	367
Balances at December 31, 2020	—	3,365	530	29	3,924

14.1	Distribution - Financial assets

The energy and gas distribution concession contracts are within the scope of IFRIC 12. The financial assets under these contracts refer to the investments made in infrastructure that will be paid by grantor at the end of the concession period. These financial assets are measured at fair value through profit or loss.

14.2	Generation – Indemnity receivable

As from August 2013, with the extinction of the concession for various plants operated by Company under Concession Contract 007/1997, it has a right to receive an amount corresponding to the residual value of the infrastructure assets, as specified in the concession contract. These balances are recorded as financial assets at fair value through profit or loss, and totaled R$816 on December 31, 2020 and 2019.

Generation plant	Concession expiration date	Installed capacity (MW)	Net balance of assets based on historical cost	Net balance of assets based on fair value (replacement cost)

Lot D
UHE Tress Marias	July 2015	396	71	413
UHE Salto Grande	July 2015	102	11	39
UHE Itutinga	July 2015	52	3	7
UHE Camargos	July 2015	46	8	23
PCH Piau	July 2015	18.01	2	9
PCH Gafanhoto	July 2015	14	1	10
PCH Peti	July 2015	9.4	1	8
PCH Dona Rita	Sep. 2013	2.41	1	1
PCH Tronqueiras	July 2015	8.5	2	12
PCH Joasal	July 2015	8.4	1	8
PCH Martins	July 2015	7.7	2	4
PCH Cajuru	July 2015	7.2	4	4
PCH Paciência	July 2015	4.08	1	4
PCH Marmelos	July 2015	4	1	4
Others
UHE Volta Grande	Feb. 2017	380	26	70
UHE Miranda	Dec. 2016	408	27	23
UHE Jaguara	Aug. 2013	424	40	174
UHE São Simão	Jan. 2015	1,710	2	3
		3,601.70	204	816

As specified by the grantor (Aneel) in Normative Resolution 615/2014, the valuation reports that support the amounts in relation to the residual value of the plants, previously operated by Cemig GT, that were included in Lot D and for the Volta Grande plant have been submitted to the grantor. The Company does not expect any losses in the realization of these amounts.

On December 31, 2020, investments made after the Jaguara, São Simão and Miranda plants came into operation, in the amounts of R$174, R$3 and R$23, respectively, are recorded as concession financial assets, and the determination of the final amounts to be received by the Company is in discussion with Aneel (the grantor). The Company does not expect losses in realization of these amounts.

In 2019, Publicc Hearing 003/2019 was opened to obtain inputs on improvement of the criteria and procedures for calculation of investments in assets returnable to the Grantor, not yet amortized or not depreciated, of generation concessions (whether extended or not), under Law 12,783/2013 and a Technical Note 096/2019 related to this matter was published on September 30, 2019. However the Normative Resolution has not yet been voted on by the Council of Aneel.

14.3	Concession grant fee – Generation concessions

The concession grant fee paid by the Company for a 30-year concession contracts, related to 18 hydroelectric plants, as an amount of R$2,216. The amount of the concession fee was recognized as a financial asset measured at amortized cost, as the Company has an unconditional right to receive the amount paid, updated by the IPCA Index and remuneratory interest (the total amount of which is equal to the internal rate of return on the project), during the period of the concession.

The changes in these concession financial assets are as follows:

SPE	Plants	2019	Monetary updating	Amounts received	2020
Cemig Geração Três Marias S.A.	Três Marias	1,402	188	(143)	1,447
Cemig Geração Salto Grande S.A.	Salto Grande	440	59	(45)	454
Cemig Geração Itutinga S.A.	Itutinga	165	25	(19)	171
Cemig Geração Camargos S.A.	Camargos	124	18	(14)	128
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	161	26	(20)	167
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	110	19	(15)	114
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	66	12	(9)	69
Total		2,468	347	(265)	2,550
SPE	Plants	2018	Monetary updating	Amounts received	2019
Cemig Geração Três Marias S.A.	Três Marias	1,370	171	(139)	1,402
Cemig Geração Salto Grande S.A.	Salto Grande	430	54	(44)	440
Cemig Geração Itutinga S.A.	Itutinga	161	23	(19)	165
Cemig Geração Camargos S.A.	Camargos	120	17	(13)	124
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	157	24	(20)	161
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	107	18	(15)	110
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	64	11	(9)	66
Total		2,409	318	(259)	2,468
SPE	Plants	2017	Monetary updating	Amounts received	2018
Cemig Geração Três Marias S.A.	Três Marias	1,330	174	(134)	1,370
Cemig Geração Salto Grande S.A.	Salto Grande	417	55	(42)	430
Cemig Geração Itutinga S.A.	Itutinga	156	23	(18)	161
Cemig Geração Camargos S.A.	Camargos	116	17	(13)	120
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	152	24	(19)	157
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	103	18	(14)	107
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	63	11	(10)	64
Total		2,337	322	(250)	2,409

Of the energy produced by these plants, 70% is sold in the Regulated Market (ACR) and 30% in the Free Market (ACL).

Sector assets and liabilities

14.4	Account for compensation of variation of parcel A items (CVA) and Other financial components

Cemig D concession contract guarantees that, in the event of termination of the concession contract, for any reason, the remaining balances (assets and liabilities) of any shortfall in payment or reimbursement through the tariff must also be paid by the grantor. The balances on (i) the CVA (Compensation for Variation of Parcel A items) Account, (ii) the account for Neutrality of Sector Charges, and (iii) Other financial components in the tariff calculation, refer to the positive and negative differences between the estimate of the Company’s non-controllable costs and the costs actually incurred. The variations are subject to adjustment using the Selic rate and considered in the subsequent tariff adjustments.

The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized, are as follows:

Financial position	2020			2019
	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Assets	84	1,562	1,646	1,286	2,144	3,430
Current assets	84	834	918	1,286	1,269	2,555
Non-current assets	—	728	728	—	875	875

Liabilities	(246)	(1,498)	(1,744)	(882)	(1,666)	(2,548)
Current liabilities	(246)	(903)	(1,149)	(882)	(1,033)	(1,915)
Non-current liabilities	—	(595)	(595)	—	(633)	(633)

Total current, net	(162)	(69)	(231)	404	236	640
Total non-current, net	—	133	133	—	242	242
Total, net	(162)	64	(98)	404	478	882
Financial components	2020			2019
	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Items of ‘Parcel A’
Energy Development Account (CDE) quota	1	—	1	119	29	148
Tariff for use of transmission facilities of grid participants	1	218	219	(18)	114	96
Tariff for transport of Itaipu supply	—	18	18	9	16	25
Alternative power source program (Proinfa)	—	6	6	11	(6)	5
ESS/EER System Service/Energy Charges	(1)	39	38	(161)	(136)	(297)
Energy bought for resale	4	449	453	661	632	1,293

Other financial components
Over contracting of supply (1)	(56)	165	109	(84)	216	132
Neutrality of Parcel A	(3)	110	107	(30)	(12)	(42)
Other financial items	(86)	(899)	(985)	(71)	(206)	(277)
Tariff Flag balances	—	—	—	—	(103)	(103)
Excess demand and reactive power	(22)	(42)	(64)	(32)	(66)	(98)
TOTAL	(162)	64	(98)	404	478	882

(1)	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load – thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors’ over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT – not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents’ over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company’s position on this case is reinforced by the fact that the Brazilian Energy Distributors’ Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$222 on December 31, 2020, as ‘Other financial components’ to be ratified. At the reporting date for this financial statements, this matter was still pending analysis by Aneel.

Changes in balances of these sector assets and liabilities:

Balance at December 31, 2017	(46)
Additions	1,638
Amortization	335
Others – R&D Reimbursement	(115)
Payments from the Flag Tariff Centralizing Account	(794)
Updating – Selic rate (Note 31)	62
Balance at December 31, 2018	1,080
Additions	724
Amortization	(666)
Payments from the Flag Tariff Centralizing Account	(361)
Updating – Selic rate (Note 31)	105
Balance at December 31, 2019	882
Additions	611
Amortization	(156)
Payments from the Flag Tariff Centralizing Account	(63)
Receipt funds of “Covid-account” (1)	(1,404)
Updating – Selic rate (Note 29)	32
Balance at December 31, 2020	(98)

(1)	The amount received via ‘Covid-account’ will be reversed in a negative financial component in the 2021 or 2022 tariff processes, as detailed in note 1.

Payments from the Flag Tariff Centralizing Account

The ‘Flag Account’ (Conta Centralizadora de Recursos de Bandeiras Tarifárias – CCRBT or ‘Conta Bandeira’) manages the funds that are collected from captive customers of distribution concession and permission holders operating in the national grid, and are paid, on behalf of the CDE, directly to the Flag Account. The resulting funds are passed through by the Power Trading Chamber (CCEE) to distribution agents, based on the difference between the realized amounts of costs of thermal generation and the exposure to short term market prices, and the amount covered by the tariff in force.

Pass-through of funds from the Flag Account in 2020 totaled R$63 (R$361 in 2019 and R$794 in 2018) and were recognized as a partial realization in advance of the following tariff adjustment.

Cemig D tariff adjustment

On June 25, 2020, the grantor (Aneel) approved the Annual Adjustment for Cemig D, which would be in effect from May 28, 2020 to May 27, 2021, with an average increase for customers of 4.27%. This result reflected Cemig D’s manageable costs (Portion B), of 0.84% and the direct pass-through, within the tariff, of 3.43%, the latter having zero economic effect, not affecting profitability, relating to the following itens: (i) increase of 5.30% in non-manageable (‘Parcel A’) costs – mainly purchase of energy supply, regulatory charges and transmission charges; (ii) increase of 6.71% in the financial components of the current process, led by the CVA currently being processed, which had an effect of 5.47%; and (iii) 8.58% was withdrawn from the financial components of the prior process.

Although the adjustment is effective from May 28, 2020 to May 27, 2021, its application was suspended until June 30, 2020, maintaining the previous tariffs during the suspension period. Cemig D also recognized the right to receive a total of R$51, based on the energy market, for non-receipt of the additional tariff component in the period. Considering that the amount of R$63 was received from Covid Account funds on July 31, 2020, completing the total amount established for Cemig D to receive in Covid Account funds, under Normative Resolution 885/2020, the Company recognized a net obligation of R$12, updated by the Selic rate until September 30, 2020. For more information on the Covid-account, see Note 1(e) to this financial statements.

Administrative appeals were filed with Aneel, contesting the ratification of the annual tariff increase of 4.27% to Cemig D, and requesting its annulment, with the restitution to Cemig D’s customers of the amounts of the escrow deposits released as a result of the Supreme Court judgment, as decribed in Note 12, in the form that creates overall precedent, which determined the exclusion of ICMS tax amounts from the basis for calculation of PIS/ Pasep and Cofins taxes payable. The current administrative appeals request a creation of a negative financial component in the calculation of Cemig D’s annual tariff adjustment.

Aneel has given Cemig D the right of reply, and, based on internal assessments and those of its legal advisers, as well as the exceptional economic scenario caused by the Covid-19 pandemic, Cemig D, on August 5, 2020, has submitted to Aneel a proposal for a the restitution to its customers of a total amount of R$714 – corresponding to part of the escrow deposits released by the court due to Cemig’s success in the Claim.

On August 18, 2020, Aneel decided to grant the appeal, in part, and through its Ratifying Resolution 2,757/2020 reduced the average effect of Cemig D’s 2020 tariff adjustment to zero, due to the inclusion of the negative financial component of R$714.

Cemig’s decision represents an anticipation of the effects, and treatment in terms of regulations of the Supreme Court’s decision that determined the exclusion of ICMS tax amounts from the basis for calculation of PIS/ Pasep and Cofins taxes. These regulations will be applied equally to all energy distribution concessions through an Aneel normative ruling, which will be issued after conclusion of Public Consultation 005/2020 – during which there will be discussion on the merits, and in which Cemig will be able to take part in a wide-ranging discussion on the subject. The portion of the credits that Cemig D proposes to reimburse to its customers is recognized as a liability, as explained in Note 21. Of this amount, R$266, had been passed through to customers tariff by December 31, 2020.